Organization and Description of Business (Details Narrative) - USD ($)				12 Months Ended
	Nov. 20, 2018	Nov. 20, 2018	Nov. 09, 2018	May 31, 2021	May 31, 2020	Aug. 21, 2018	Aug. 22, 2017
Deposit in trust account						$ 303,610
Price per unit under trust account						$ 0.058
Number of shares issued					123,000
Number of shares issued upon conversion of convertible securities			520,000	84,000
Smaaash Entertainment Private Limited [Member]
Number of shares issued			2,000,000
Initial Public Offering [Member]
Sale of stock, price per unit							$ 80.00
Number of common stock shares and warrants outstanding			5,119,390
Number of common stock shares eligible for outstanding warrants			5,461,500
Initial Public Offering [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares redeemed			4,448,260
Sale of stock, price per unit			$ 10.2187363
Number of shares redeemed, value			$ 45,455,596
Chardan Capital Markets [Member] | Restricted Stock [Member]
Number of shares issued restricted shares		208,000
Share price	$ 10.21	$ 10.21
Chardan Capital Markets [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Number of shares issued restricted shares, value	$ 2,125,000